Equity Incentive Plans (Details) - Schedule of Weighted-Average Grant Date Fair Value of Options Granted	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Low [Member]
Schedule of Weighted-Average Grant Date Fair Value of Options Granted [Line Items]
Expected volatility	54.80%	52.40%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	3.90%	3.60%
Expected term (years)	4 years 6 months	5 years
High [Member]
Schedule of Weighted-Average Grant Date Fair Value of Options Granted [Line Items]
Expected volatility	55.60%	53.60%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	4.40%	4.20%
Expected term (years)	5 years 3 months 18 days	5 years 9 months 18 days